Inventories	12 Months Ended
Dec. 31, 2014
Inventories [Abstract]
Inventories
10.	Inventories

Inventories consisted of the following:

	December 31, 2014	December 31, 2013
Raw materials	$148,070	$2,225,339
Finished goods	260,844	1,058,011
Project work-in-progress	2,363,571	5,066,338
Total	$2,772,485	$8,349,688

The Company reviews its inventory periodically for possible obsolete goods and to determine if any write downs are necessary for potential obsolescence. As of December 31, 2014 and 2013, the Company determined that no write downs were necessary.